LONG TERM LOANS	12 Months Ended
Dec. 31, 2022
LONG TERM LOANS

NOTE 15 - LONG TERM LOANS:

	Linked to	Interest rate	December 31, 2022	December 31, 2021

Long term loans	NIS	1.8%-6.1%	$1,385	$641
Less- Current portion			(1,044)	(158)

			$341	$483

The loans are from leading Israeli financial institutions and bear interest of between 1.8% - 6.1%. $1,044 of the loans are repayable within in one year and $341 are repayable between two to five years.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)